UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-02667

Salomon Brothers Capital Fund Inc.

(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Salomon Brothers Asset Management Inc.

300 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-800-451-2010

Date of fiscal year end: December 31

Date of reporting period: March 31, 2005

ITEM 1.	SCHEDULE OF INVESTMENTS

SALOMON BROTHERS

CAPITAL FUND INC.

FORM N-Q

MARCH 31, 2005

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited)	March 31, 2005

SHARES	SECURITY	VALUE
COMMON STOCK - 96.6%
CONSUMER DISCRETIONARY - 17.0%
Media - 14.8%
4,682,700	Liberty Media Corp., Class A Shares (a)(b)	$48,559,599
380,000	Liberty Media International Inc., Class A Shares (a)(b)	16,621,200
3,091,000	The News Corp. Ltd., Class B Shares (b)	54,432,510
3,184,800	Ses Global, FDR	41,257,577
890,944	Telewest Global Inc. (a)(b)	15,849,894
2,713,400	Time Warner Inc. (a)(b)	47,620,170
766,300	UnitedGlobalCom, Inc., Class A Shares (a)	7,249,198

		231,590,148

Multi-Line Retail - 0.1%
466,286	FHC Delaware Inc. (c)	2,214,858

Specialty Retail - 2.1%
1,274,300	AnnTaylor Stores Corp. (a)(b)	32,609,337

	TOTAL CONSUMER DISCRETIONARY	266,414,343

CONSUMER STAPLES - 5.1%
Food Products - 2.3%
1,646,200	Sara Lee Corp. (b)	36,479,792

Tobacco - 2.8%
675,500	Altria Group Inc.	44,170,945

	TOTAL CONSUMER STAPLES	80,650,737

ENERGY - 3.7%
Energy Equipment & Services - 3.2%
200,000	ENSCO International Inc. (b)	7,532,000
1,081,700	Pride International Inc. (a)(b)	26,869,428
497,200	Rowan Cos., Inc. (b)	14,881,196

		49,282,624

Oil & Gas - 0.5%
109,600	Newfield Exploration Co. (a)(b)	8,138,896

	TOTAL ENERGY	57,421,520

FINANCIALS - 13.6%
Banks - 0.9%
269,600	Comerica Inc. (b)	14,849,568

Diversified Financials - 7.0%
781,400	Capital One Financial Corp. (b)	58,425,278
902,100	Merrill Lynch & Co., Inc.	51,058,860

		109,484,138

Insurance - 5.7%
1,616,200	Assurant Inc. (b)	54,465,940
400	Berkshire Hathaway Inc., Class A Shares (a)	34,800,000

		89,265,940

	TOTAL FINANCIALS	213,599,646

See Notes to Schedules of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
HEALTHCARE - 14.1%
Biotechnology - 2.8%
538,200	Genentech Inc. (a)(b)	$30,467,502
389,800	Nektar Therapeutics (a)	5,433,812
346,300	Transkaryotic Therapies Inc. (a)(b)	8,645,380

		44,546,694

Healthcare Equipment & Supplies - 0.9%
176,800	Zimmer Holdings Inc. (a)	13,756,808

Healthcare Providers & Services - 6.9%
1,250,700	Coventry Health Care Inc. (a)(b)	85,222,698
400,000	Pacificare Health Systems Inc. (a)(b)	22,768,000

		107,990,698

Pharmaceuticals - 3.5%
967,800	Inspire Pharmaceuticals Inc. (a)(b)	7,897,248
476,000	Sepracor Inc. (a)(b)	27,327,160
609,600	Teva Pharmaceutical Industries Ltd., ADR (b)	18,897,600

		54,122,008

	TOTAL HEALTHCARE	220,416,208

INDUSTRIALS - 22.1%
Aerospace & Defense - 11.0%
1,079,900	The Boeing Co. (b)	63,130,954
943,600	Lockheed Martin Corp.	57,616,216
1,350,900	Raytheon Co. (b)	52,279,830

		173,027,000

Building Products - 1.2%
400,000	American Standard Cos., Inc. (b)	18,592,000

Commercial Services & Supplies - 0.9%
835,000	Wright Express Corp. (a)(b)	14,278,500

Industrial Conglomerates - 9.0%
275,400	3M Co.	23,599,026
1,944,800	General Electric Co.	70,129,488
1,252,100	Honeywell International Inc. (b)	46,590,641

		140,319,155

	TOTAL INDUSTRIALS	346,216,655

INFORMATION TECHNOLOGY - 10.5%
Communications Equipment - 5.4%
2,126,665	Comverse Technology, Inc. (a)(b)	53,634,491
5,533,800	Nortel Networks Corp. (a)(b)	15,107,274
934,800	Polycom, Inc. (a)(b)	15,844,860

		84,586,625

Semiconductor Equipment & Products - 3.1%
673,000	Intel Corp.	15,633,790
64,000	PLX Technology Inc. (a)	672,000
1,581,000	Teradyne Inc. (a)(b)	23,082,600
330,200	Xilinx Inc. (b)	9,651,746

		49,040,136

See Notes to Schedules of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

SHARES	SECURITY	VALUE
INFORMATION TECHNOLOGY - 10.5% (continued)
Software - 2.0%
1,309,100	Microsoft Corp.	$31,640,947

	TOTAL INFORMATION TECHNOLOGY	165,267,708

MATERIALS - 4.3%
Chemicals - 1.0%
257,200	Air Products & Chemicals Inc. (b)	16,278,188

Metals & Mining - 3.3%
1,459,400	Barrick Gold Corp. (b)	34,967,224
980,700	Placer Dome Inc.	15,906,954

		50,874,178

	TOTAL MATERIALS	67,152,366

TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.0%
2,089,800	Sprint Corp.	47,542,950

Wireless Telecommunication Services - 1.2%
659,500	Nextel Communications Inc. Class A Shares (a)	18,742,990

	TOTAL TELECOMMUNICATION SERVICES	66,285,940

UTILITIES - 2.0%
Electric Utilities - 0.7%
314,900	NRG Energy Inc. (a)(b)	10,753,835

Multi Utilities - 1.3%
500,000	Sempra Energy (b)	19,920,000

	TOTAL UTILITIES	30,673,835

	TOTAL COMMON STOCK (Cost - $1,335,934,819)	1,514,098,958

FACE AMOUNT
CORPORATE BONDS - 0.2%
ENERGY - 0.2%
Energy Equipment & Services - 0.2%
$31,570,000	Friede Goldman Halter, Inc., 4.500% due 12/15/09 (Cost - $11,433,375) (a)(d)	2,604,525

See Notes to Schedules of Investments.

SALOMON BROTHERS CAPITAL FUND

Schedule of Investments (unaudited) (continued)	March 31, 2005

FACE AMOUNT	SECURITY	VALUE
SHORT TERM INVESTMENTS - 8.8%
REPURCHASE AGREEMENT - 3.7%
$58,076,000	UBS Securities LLC dated 3/31/05, 2.840% due 4/1/05; Proceeds at maturity - $58,080,582 (Fully collateralized by various U.S. Government agency obligations, 0.000% thru 8.875% due 4/19/05 thru 11/15/30; Market value - $59,237,520) (Cost - $58,076,000)	$58,076,000

SHARES
SECURITIES PURCHASED FROM SECURITIES LOANED COLLATERAL - 5.1%
79,226,141	State Street Navigator Securities Lending Trust Prime Portfolio (Cost - $79,226,141)	79,226,141

	TOTAL SHORT TERM INVESTMENTS (Cost - $137,302,141)	137,302,141

	TOTAL INVESTMENTS - 105.6% (Cost - $1,484,670,335*)	1,654,005,624
	Liabilities in Excess of Other Assets - (5.6)%	(87,074,950)

	TOTAL NET ASSETS - 100.0%	$1,566,930,674

(a)	Non-income producing security.

(b)	All or a portion of this security is on loan.

(c)	Security is valued in accordance with fair valuation procedure.

(d)	Security is currently in default.

*	Aggregate cost for Federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR - American Depositary Receipt

See Notes to Schedules of Investments.

Notes to Schedule of Investments (unaudited)

Note 1. Organization and Significant Accounting Policies

The Salomon Brothers Investment Series (“Investment Series”) consists of certain funds of the Salomon Brothers Series Funds Inc (“Series Fund”), and the Salomon Brothers Capital Fund Inc (“Capital Fund”).

The Capital Fund is a non-diversified open-end management investment company incorporated in Maryland.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”):

(a) Investment Valuation. Portfolio securities, including options and futures contracts, listed or traded on national securities exchanges, are valued at the last sale price, or if there have been no sales on that day, at the mean of the current bid and asked price which represents the current value of the security. Over-the-counter securities are valued at the mean of the current bid and asked price. Securities listed on the NASDAQ National Market System for which market quotations are available are valued at the official closing price or if there is no official closing price on that day, at the last sale price. Debt securities are valued by using either market quotations or independent pricing services which use prices provided by market-makers or estimates of market values obtained from yield data relating to instruments or securities with similar characteristics. Publicly traded sovereign bonds are typically traded internationally in the over-the-counter market and are valued at the mean of the last current bid and asked price as of the close of business of that market. Short-term securities with less than 60 days remaining to maturity when acquired by a Fund are valued at amortized cost which approximates market value.

Prior governmental approval for foreign investments may be required under certain circumstances in some emerging market countries, and the extent of foreign investment in domestic companies may be subject to limitation in other emerging market countries. Foreign ownership limitations also may be imposed by the charters of individual companies in emerging market countries to prevent, among other things, violation of foreign investment limitations. As a result, an additional class of shares may be created and offered for investment by such companies. The “local” and “foreign” shares’ market values may differ.

Securities that are primarily traded on foreign exchanges generally are valued at the closing price of such securities on their respective exchanges, except that if the Investment Manager is of the opinion that such price would result in an inappropriate value for a security, including as a result of an occurrence subsequent to the time a value was so established, then the fair value of those securities may be determined using fair value procedures established by, and under the supervision of, the Board of Directors. In valuing assets, prices denominated in foreign currencies are converted to U.S. dollar equivalents at the current exchange rate.

Notes to Schedule of Investments (unaudited) (continued)

Securities for which reliable quotations or prices from pricing services are not readily available (as may be the case for securities of limited marketability) and all other assets are valued at their respective fair value as determined in good faith by, or under procedures established by, the Board of Directors.

(b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that a custodian takes possession of the underlying collateral securities, the value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the value of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Fund may be delayed or limited.

Note 2. Investments

At March 31, 2005 the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$196,684,410
Gross unrealized depreciation	(27,349,121)

Net unrealized appreciation	$169,335,289

At March 31, 2005, the Fund had loaned securities with a market value of $77,606,000. The Fund received cash collateral amounting to $79,226,141, which was invested in the State Street Navigator Securities Lending Trust Prime Portfolio, a Rule 2a-7 money market fund, under the 1940 Act

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Salomon Brothers Capital Fund Inc

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date	May 27, 2005

By	/S/ FRANCES M. GUGGINO
Frances M. Guggino
Chief Financial Officer

Date	May 27, 2005